Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Citi Real Estate Funding Inc.

Citigroup Commercial Mortgage Securities Inc.

390 Greenwich Street

New York, NY 10013

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Citi Real Estate Funding Inc. (“CREFI”) and Citigroup Commercial Mortgage Securities Inc. (together with CREFI, the “Company,” as the engaging party), and Citigroup Global Markets Inc. and Academy Securities, Inc., who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the HTL Commercial Mortgage Trust 2024-T53, Commercial Mortgage Pass-Through Certificates, Series 2024-T53 securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 53 mortgaged properties (the “Mortgaged Properties”) which represents the entire population of the Mortgage Loan Asset and Mortgaged Properties (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

●	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
●	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
●	The value of the Mortgaged Properties securing the Mortgage Loan Asset; and
●	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	1

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

●	The interpretation of Transaction documents included in connection with our procedures;
●	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
●	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

●	The phrase “Closing Date” refers to the date of April 12, 2024.
●	The phrase “Cut-off Date” refers to the date of April 12, 2024.
●	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on March 27, 2024 with certain Collateral attribute calculations adjusted for the Closing Date:

o	2024-T53 Accounting Tape Final.xlsx (provided on March 27, 2024).
●	The phrase “Specified Attributes” refers to the fields in the Final Data File.
●	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.
●	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.
●	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.
●	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.
●	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

●	The phrase “Appraisal Report” refers to a signed or draft appraisal document or exhibit.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	2

●	The phrase “Engineering Report” refers to a draft or signed property condition assessment document or exhibit.
●	The phrase “Environmental Report” refers to a draft or signed phase I and phase II (if applicable) environmental document or exhibit.
●	The phrase “Fee Schedule” refers to documentation provided by the Company for the administrative fee rate.
●	The phrase “Loan Agreement” refers to a draft loan agreement and any exhibits or schedules thereof.
●	The phrase “Property Management Agreement” refers to a signed property management agreement and any amendments or exhibits thereof.
●	The phrase “Seismic Report” refers to a draft or final seismic assessment document or exhibit.
●	The phrase “Title Policy” refers to a draft or signed proforma title policy or commitment.
●	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From February 13, 2024 through March 27, 2024, the Company provided us with the Source Documents related to the Collateral for which we:

●	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
●	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
●	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	3

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

●	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
●	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

March 27, 2024

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	5

HTL 2024-T53	EXHIBIT A
Loan File Review Procedures

Exhibit A – Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
1	Property ID	None - Company Provided	None
2	Property Rank	None - Company Provided	None
3	Property Name	None - Company Provided	None
4	Property Type	Appraisal Report	None
5	Property Sub-Type	Underwriting File	None
6	Address	Appraisal Report	None
7	City	Appraisal Report	None
8	County	Appraisal Report	None
9	State	Appraisal Report	None
10	Zip	Appraisal Report	None
11	MSA	Underwriting File	None
12	Region	Underwriting File	None
13	Sun Belt	Underwriting File	None
14	Year Built	Appraisal Report	None
15	Year Renovated	Appraisal Report	None
16	Chain Scale	Appraisal Report	None
17	Date Opened	Underwriting File	None
18	Acquisition Date	Underwriting File	None
19	Flag	Underwriting File	None
20	Franchise Brand	Underwriting File	None
21	Flag Expiration Date	Underwriting File	None
22	Flag Term Remaining	Recalculation	None
23	Franchise Fee	Underwriting File	None
24	Marketing Fund Charge	Underwriting File	None
25	Property Manager	Property Management Agreement	None
26	Base Mgmt. Fee	Property Management Agreement	None
27	Total Units	Underwriting File	None
28	Unit of Measure	None - Company Provided	None
29	Occupancy (%)	Underwriting File	None
30	Occupancy Date	Underwriting File	None
31	Ownership Interest	Title Policy	None
32	Mortgage Loan Closing Date Balance	Loan Agreement	None
33	Mortgage Loan Closing Date Balance per Key	Recalculation	None
34	% of Mortgage Loan Closing Date Balance	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	6

HTL 2024-T53	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
35	Mortgage Loan Maturity Date Balance	Recalculation	None
36	Individual As-Is Appraised Value Date	Appraisal Report	None
37	Individual As-Is Appraised Value	Appraisal Report	None
38	Individual As-Is Appraised Value per Key	Recalculation	None
39	Individual Stabilized Appraised Value Date	Appraisal Report	None
40	Individual Stabilized Appraised Value	Appraisal Report	None
41	Individual Stabilized Appraised Value per Key	Recalculation	None
42	Portfolio Appraised Value Date	Appraisal Report	None
43	Portfolio Appraised Value	Appraisal Report	None
44	Portfolio Appraised Value per Key	Recalculation	None
45	Portfolio Appraised Value Premium	Recalculation	None
46	Portfolio Stabilized Appraised Value Date	Appraisal Report	None
47	Portfolio Stabilized Appraised Value	Appraisal Report	None
48	Portfolio Stabilized Appraised Value per Key	Recalculation	None
49	Portfolio Stabilized Appraised Value Premium	Recalculation	None
50	Engineering Report Provider	Engineering Report	None
51	Engineering Report Date	Engineering Report	None
52	Environmental Report Provider	Environmental Report	None
53	Environmental Report Date	Environmental Report	None
54	Phase II Recommended?	Environmental Report	None
55	Seismic Zone	Engineering Report; Seismic Report	None
56	PML %	Seismic Report	None
57	Origination Date	None - Company Provided	None
58	Mortgage Loan Interest Rate	None - Company Provided	None
59	Interest Calculation (30/360 / Actual/360)	Loan Agreement	None
60	Amort Type	Loan Agreement	None
61	Monthly Mortgage Loan Debt Service Payment	Recalculation	None
62	Annual Mortgage Loan Debt Service Payment	Recalculation	None
63	Grace Period	Loan Agreement	None
64	First Loan Payment Date	Loan Agreement	None
65	Seasoning	Recalculation	None
66	Original Term to Maturity (Months)	Recalculation	None
67	Remaining Term to Maturity (Months)	Recalculation	None
68	Original Amortization Term (Months)	Not Applicable*	None
69	Remaining Amortization Term (Months)	Not Applicable*	None
70	Original IO Term (Months)	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	7

HTL 2024-T53	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
71	Remaining IO Term (Months)	Recalculation	None
72	Maturity Date	Loan Agreement	None
73	Lockbox	Loan Agreement	None
74	Cash Management Type	Loan Agreement	None
75	Cash Management Trigger	Loan Agreement	None
76	Administrative Fee Rate (%)	Fee Schedule	None
77	Prepayment Provision	Loan Agreement	None
78	Partial Release Allowed?	Loan Agreement	None
79	Property Release Description	Loan Agreement	None
80	Mortgage Loan Closing Date LTV (Aggregate As-is Values)	Recalculation	None
81	Mortgage Loan Balloon LTV (Aggregate As-is Values)	Recalculation	None
82	Mortgage Loan Closing Date LTV (Aggregate Stabilized Values)	Recalculation	None
83	Mortgage Loan Balloon LTV (Aggregate Stabilized Values)	Recalculation	None
84	Mortgage Loan Closing Date LTV (Portfolio Value)	Recalculation	None
85	Mortgage Loan Balloon LTV (Portfolio Value)	Recalculation	None
86	Mortgage Loan Closing Date LTV (Portfolio Stabilized Value)	Recalculation	None
87	Mortgage Loan Balloon LTV (Portfolio Stabilized Value)	Recalculation	None
88	Mortgage Loan UW NOI Debt Yield	Recalculation	None
89	Mortgage Loan UW NCF Debt Yield	Recalculation	None
90	Mortgage Loan UW NOI DSCR	Recalculation	None
91	Mortgage Loan UW NCF DSCR	Recalculation	None
92	Initial Tax Escrow	Loan Agreement	None
93	Ongoing Tax Escrow Monthly	Loan Agreement	None
94	Tax Escrow Springing Conditions	Loan Agreement	None
95	Initial Insurance Escrow	Loan Agreement	None
96	Ongoing Insurance Escrow Monthly	Loan Agreement	None
97	Insurance Escrow Springing Conditions	Loan Agreement	None
98	Initial Immediate Repairs Escrow	Loan Agreement	None
99	Initial FF&E Escrow	Loan Agreement	None
100	Ongoing FF&E Escrow Monthly	Loan Agreement	None
101	FF&E Escrow Springing Conditions	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	8

HTL 2024-T53	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
102	Initial PIP Escrow	Loan Agreement	None
103	Ongoing PIP Escrow Monthly	Loan Agreement	None
104	PIP Escrow Springing Conditions	Loan Agreement	None
105	Initial Other Escrow	Loan Agreement	None
106	Ongoing Other Escrow Monthly	Loan Agreement	None
107	Ongoing Other Escrow Springing Condition	Loan Agreement	None
108	Other Escrow Description	Loan Agreement	None
109	Available Room Nights 2018	Underwriting File	None
110	Available Room Nights 2019	Underwriting File	None
111	Available Room Nights 2020	Underwriting File	None
112	Available Room Nights 2021	Underwriting File	None
113	Available Room Nights 2022	Underwriting File	None
114	Available Room Nights 2023	Underwriting File	None
115	Available Room Nights January 2024 TTM	Underwriting File	None
116	Available Room Nights Sponsor 2024 Budget	Underwriting File	None
117	Available Room Nights UW	Underwriting File	None
118	Occupied Room Nights 2018	Underwriting File	None
119	Occupied Room Nights 2019	Underwriting File	None
120	Occupied Room Nights 2020	Underwriting File	None
121	Occupied Room Nights 2021	Underwriting File	None
122	Occupied Room Nights 2022	Underwriting File	None
123	Occupied Room Nights 2023	Underwriting File	None
124	Occupied Room Nights January 2024 TTM	Underwriting File	None
125	Occupied Room Nights Sponsor 2024 Budget	Underwriting File	None
126	Occupied Room Nights UW	Underwriting File	None
127	Occupancy 2018	Underwriting File	None
128	Occupancy 2019	Underwriting File	None
129	Occupancy 2020	Underwriting File	None
130	Occupancy 2021	Underwriting File	None
131	Occupancy 2022	Underwriting File	None
132	Occupancy 2023	Underwriting File	None
133	Occupancy January 2024 TTM	Underwriting File	None
134	Occupancy Sponsor 2024 Budget	Underwriting File	None
135	Occupancy UW	Underwriting File	None
136	ADR 2018	Underwriting File	$1.00
137	ADR 2019	Underwriting File	$1.00
138	ADR 2020	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	9

HTL 2024-T53	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
139	ADR 2021	Underwriting File	$1.00
140	ADR 2022	Underwriting File	$1.00
141	ADR 2023	Underwriting File	$1.00
142	ADR January 2024 TTM	Underwriting File	$1.00
143	ADR Sponsor 2024 Budget	Underwriting File	$1.00
144	ADR UW	Underwriting File	$1.00
145	RevPAR 2018	Underwriting File	$1.00
146	RevPAR 2019	Underwriting File	$1.00
147	RevPAR 2020	Underwriting File	$1.00
148	RevPAR 2021	Underwriting File	$1.00
149	RevPAR 2022	Underwriting File	$1.00
150	RevPAR 2023	Underwriting File	$1.00
151	RevPAR January 2024 TTM	Underwriting File	$1.00
152	RevPAR Sponsor 2024 Budget	Underwriting File	$1.00
153	RevPAR UW	Underwriting File	$1.00
154	Occupancy Penetration 2019	Underwriting File	None
155	Occupancy Penetration 2020	Underwriting File	None
156	Occupancy Penetration 2021	Underwriting File	None
157	Occupancy Penetration 2022	Underwriting File	None
158	Occupancy Penetration 2023	Underwriting File	None
159	Occupancy Penetration January 2024 TTM	Underwriting File	None
160	ADR Penetration 2019	Underwriting File	None
161	ADR Penetration 2020	Underwriting File	None
162	ADR Penetration 2021	Underwriting File	None
163	ADR Penetration 2022	Underwriting File	None
164	ADR Penetration 2023	Underwriting File	None
165	ADR Penetration January 2024 TTM	Underwriting File	None
166	RevPAR Penetration 2019	Underwriting File	None
167	RevPAR Penetration 2020	Underwriting File	None
168	RevPAR Penetration 2021	Underwriting File	None
169	RevPAR Penetration 2022	Underwriting File	None
170	RevPAR Penetration 2023	Underwriting File	None
171	RevPAR Penetration January 2024 TTM	Underwriting File	None
172	Rooms Revenue 2018	Underwriting File	$1.00
173	Rooms Revenue 2019	Underwriting File	$1.00
174	Rooms Revenue 2020	Underwriting File	$1.00
175	Rooms Revenue 2021	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	10

HTL 2024-T53	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
176	Rooms Revenue 2022	Underwriting File	$1.00
177	Rooms Revenue 2023	Underwriting File	$1.00
178	Rooms Revenue January 2024 TTM	Underwriting File	$1.00
179	Rooms Revenue Sponsor 2024 Budget	Underwriting File	$1.00
180	Rooms Revenue UW	Underwriting File	$1.00
181	F&B Revenue 2018	Underwriting File	$1.00
182	F&B Revenue 2019	Underwriting File	$1.00
183	F&B Revenue 2020	Underwriting File	$1.00
184	F&B Revenue 2021	Underwriting File	$1.00
185	F&B Revenue 2022	Underwriting File	$1.00
186	F&B Revenue 2023	Underwriting File	$1.00
187	F&B Revenue January 2024 TTM	Underwriting File	$1.00
188	F&B Revenue Sponsor 2024 Budget	Underwriting File	$1.00
189	F&B Revenue UW	Underwriting File	$1.00
190	Other Departmental Revenue 2018	Underwriting File	$1.00
191	Other Departmental Revenue 2019	Underwriting File	$1.00
192	Other Departmental Revenue 2020	Underwriting File	$1.00
193	Other Departmental Revenue 2021	Underwriting File	$1.00
194	Other Departmental Revenue 2022	Underwriting File	$1.00
195	Other Departmental Revenue 2023	Underwriting File	$1.00
196	Other Departmental Revenue January 2024 TTM	Underwriting File	$1.00
197	Other Departmental Revenue Sponsor 2024 Budget	Underwriting File	$1.00
198	Other Departmental Revenue UW	Underwriting File	$1.00
199	Total Revenue 2018	Underwriting File	$1.00
200	Total Revenue 2019	Underwriting File	$1.00
201	Total Revenue 2020	Underwriting File	$1.00
202	Total Revenue 2021	Underwriting File	$1.00
203	Total Revenue 2022	Underwriting File	$1.00
204	Total Revenue 2023	Underwriting File	$1.00
205	Total Revenue January 2024 TTM	Underwriting File	$1.00
206	Total Revenue Sponsor 2024 Budget	Underwriting File	$1.00
207	Total Revenue UW	Underwriting File	$1.00
208	Rooms Expense 2018	Underwriting File	$1.00
209	Rooms Expense 2019	Underwriting File	$1.00
210	Rooms Expense 2020	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	11

HTL 2024-T53	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
211	Rooms Expense 2021	Underwriting File	$1.00
212	Rooms Expense 2022	Underwriting File	$1.00
213	Rooms Expense 2023	Underwriting File	$1.00
214	Rooms Expense January 2024 TTM	Underwriting File	$1.00
215	Rooms Expense Sponsor 2024 Budget	Underwriting File	$1.00
216	Rooms Expense UW	Underwriting File	$1.00
217	F&B Expense 2018	Underwriting File	$1.00
218	F&B Expense 2019	Underwriting File	$1.00
219	F&B Expense 2020	Underwriting File	$1.00
220	F&B Expense 2021	Underwriting File	$1.00
221	F&B Expense 2022	Underwriting File	$1.00
222	F&B Expense 2023	Underwriting File	$1.00
223	F&B Expense January 2024 TTM	Underwriting File	$1.00
224	F&B Expense Sponsor 2024 Budget	Underwriting File	$1.00
225	F&B Expense UW	Underwriting File	$1.00
226	Other Departmental Expense 2018	Underwriting File	$1.00
227	Other Departmental Expense 2019	Underwriting File	$1.00
228	Other Departmental Expense 2020	Underwriting File	$1.00
229	Other Departmental Expense 2021	Underwriting File	$1.00
230	Other Departmental Expense 2022	Underwriting File	$1.00
231	Other Departmental Expense 2023	Underwriting File	$1.00
232	Other Departmental Expense January 2024 TTM	Underwriting File	$1.00
233	Other Departmental Expense Sponsor 2024 Budget	Underwriting File	$1.00
234	Other Departmental Expense UW	Underwriting File	$1.00
235	Total Departmental Expenses 2018	Underwriting File	$1.00
236	Total Departmental Expenses 2019	Underwriting File	$1.00
237	Total Departmental Expenses 2020	Underwriting File	$1.00
238	Total Departmental Expenses 2021	Underwriting File	$1.00
239	Total Departmental Expenses 2022	Underwriting File	$1.00
240	Total Departmental Expenses 2023	Underwriting File	$1.00
241	Total Departmental Expenses January 2024 TTM	Underwriting File	$1.00
242	Total Departmental Expenses Sponsor 2024 Budget	Underwriting File	$1.00
243	Total Departmental Expenses UW	Underwriting File	$1.00
244	Departmental Profit 2018	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	12

HTL 2024-T53	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
245	Departmental Profit 2019	Underwriting File	$1.00
246	Departmental Profit 2020	Underwriting File	$1.00
247	Departmental Profit 2021	Underwriting File	$1.00
248	Departmental Profit 2022	Underwriting File	$1.00
249	Departmental Profit 2023	Underwriting File	$1.00
250	Departmental Profit January 2024 TTM	Underwriting File	$1.00
251	Departmental Profit Sponsor 2024 Budget	Underwriting File	$1.00
252	Departmental Profit UW	Underwriting File	$1.00
253	General and Administrative 2018	Underwriting File	$1.00
254	General and Administrative 2019	Underwriting File	$1.00
255	General and Administrative 2020	Underwriting File	$1.00
256	General and Administrative 2021	Underwriting File	$1.00
257	General and Administrative 2022	Underwriting File	$1.00
258	General and Administrative 2023	Underwriting File	$1.00
259	General and Administrative January 2024 TTM	Underwriting File	$1.00
260	General and Administrative Sponsor 2024 Budget	Underwriting File	$1.00
261	General and Administrative UW	Underwriting File	$1.00
262	Credit Card Commissions 2018	Underwriting File	$1.00
263	Credit Card Commissions 2019	Underwriting File	$1.00
264	Credit Card Commissions 2020	Underwriting File	$1.00
265	Credit Card Commissions 2021	Underwriting File	$1.00
266	Credit Card Commissions 2022	Underwriting File	$1.00
267	Credit Card Commissions 2023	Underwriting File	$1.00
268	Credit Card Commissions January 2024 TTM	Underwriting File	$1.00
269	Credit Card Commissions Sponsor 2024 Budget	Underwriting File	$1.00
270	Credit Card Commissions UW	Underwriting File	$1.00
271	Sales & Marketing 2018	Underwriting File	$1.00
272	Sales & Marketing 2019	Underwriting File	$1.00
273	Sales & Marketing 2020	Underwriting File	$1.00
274	Sales & Marketing 2021	Underwriting File	$1.00
275	Sales & Marketing 2022	Underwriting File	$1.00
276	Sales & Marketing 2023	Underwriting File	$1.00
277	Sales & Marketing January 2024 TTM	Underwriting File	$1.00
278	Sales & Marketing Sponsor 2024 Budget	Underwriting File	$1.00
279	Sales & Marketing UW	Underwriting File	$1.00
280	Property Operation & Maintenance 2018	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	13

HTL 2024-T53	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
281	Property Operation & Maintenance 2019	Underwriting File	$1.00
282	Property Operation & Maintenance 2020	Underwriting File	$1.00
283	Property Operation & Maintenance 2021	Underwriting File	$1.00
284	Property Operation & Maintenance 2022	Underwriting File	$1.00
285	Property Operation & Maintenance 2023	Underwriting File	$1.00
286	Property Operation & Maintenance January 2024 TTM	Underwriting File	$1.00
287	Property Operation & Maintenance Sponsor 2024 Budget	Underwriting File	$1.00
288	Property Operation & Maintenance UW	Underwriting File	$1.00
289	Utilities 2018	Underwriting File	$1.00
290	Utilities 2019	Underwriting File	$1.00
291	Utilities 2020	Underwriting File	$1.00
292	Utilities 2021	Underwriting File	$1.00
293	Utilities 2022	Underwriting File	$1.00
294	Utilities 2023	Underwriting File	$1.00
295	Utilities January 2024 TTM	Underwriting File	$1.00
296	Utilities Sponsor 2024 Budget	Underwriting File	$1.00
297	Utilities UW	Underwriting File	$1.00
298	Total Undistributed Expenses 2018	Underwriting File	$1.00
299	Total Undistributed Expenses 2019	Underwriting File	$1.00
300	Total Undistributed Expenses 2020	Underwriting File	$1.00
301	Total Undistributed Expenses 2021	Underwriting File	$1.00
302	Total Undistributed Expenses 2022	Underwriting File	$1.00
303	Total Undistributed Expenses 2023	Underwriting File	$1.00
304	Total Undistributed Expenses January 2024 TTM	Underwriting File	$1.00
305	Total Undistributed Expenses Sponsor 2024 Budget	Underwriting File	$1.00
306	Total Undistributed Expenses UW	Underwriting File	$1.00
307	Gross Operating Profit 2018	Underwriting File	$1.00
308	Gross Operating Profit 2019	Underwriting File	$1.00
309	Gross Operating Profit 2020	Underwriting File	$1.00
310	Gross Operating Profit 2021	Underwriting File	$1.00
311	Gross Operating Profit 2022	Underwriting File	$1.00
312	Gross Operating Profit 2023	Underwriting File	$1.00
313	Gross Operating Profit January 2024 TTM	Underwriting File	$1.00
314	Gross Operating Profit Sponsor 2024 Budget	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	14

HTL 2024-T53	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
315	Gross Operating Profit UW	Underwriting File	$1.00
316	Franchise Fees 2018	Underwriting File	$1.00
317	Franchise Fees 2019	Underwriting File	$1.00
318	Franchise Fees 2020	Underwriting File	$1.00
319	Franchise Fees 2021	Underwriting File	$1.00
320	Franchise Fees 2022	Underwriting File	$1.00
321	Franchise Fees 2023	Underwriting File	$1.00
322	Franchise Fees January 2024 TTM	Underwriting File	$1.00
323	Franchise Fees Sponsor 2024 Budget	Underwriting File	$1.00
324	Franchise Fees UW	Underwriting File	$1.00
325	Management Fees 2018	Underwriting File	$1.00
326	Management Fees 2019	Underwriting File	$1.00
327	Management Fees 2020	Underwriting File	$1.00
328	Management Fees 2021	Underwriting File	$1.00
329	Management Fees 2022	Underwriting File	$1.00
330	Management Fees 2023	Underwriting File	$1.00
331	Management Fees January 2024 TTM	Underwriting File	$1.00
332	Management Fees Sponsor 2024 Budget	Underwriting File	$1.00
333	Management Fees UW	Underwriting File	$1.00
334	Income Before Fixed Charges 2018	Underwriting File	$1.00
335	Income Before Fixed Charges 2019	Underwriting File	$1.00
336	Income Before Fixed Charges 2020	Underwriting File	$1.00
337	Income Before Fixed Charges 2021	Underwriting File	$1.00
338	Income Before Fixed Charges 2022	Underwriting File	$1.00
339	Income Before Fixed Charges 2023	Underwriting File	$1.00
340	Income Before Fixed Charges January 2024 TTM	Underwriting File	$1.00
341	Income Before Fixed Charges Sponsor 2024 Budget	Underwriting File	$1.00
342	Income Before Fixed Charges UW	Underwriting File	$1.00
343	Taxes 2018	Underwriting File	$1.00
344	Taxes 2019	Underwriting File	$1.00
345	Taxes 2020	Underwriting File	$1.00
346	Taxes 2021	Underwriting File	$1.00
347	Taxes 2022	Underwriting File	$1.00
348	Taxes 2023	Underwriting File	$1.00
349	Taxes January 2024 TTM	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	15

HTL 2024-T53	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
350	Taxes Sponsor 2024 Budget	Underwriting File	$1.00
351	Taxes UW	Underwriting File	$1.00
352	Insurance 2018	Underwriting File	$1.00
353	Insurance 2019	Underwriting File	$1.00
354	Insurance 2020	Underwriting File	$1.00
355	Insurance 2021	Underwriting File	$1.00
356	Insurance 2022	Underwriting File	$1.00
357	Insurance 2023	Underwriting File	$1.00
358	Insurance January 2024 TTM	Underwriting File	$1.00
359	Insurance Sponsor 2024 Budget	Underwriting File	$1.00
360	Insurance UW	Underwriting File	$1.00
361	Other Fixed Expenses 2018	Underwriting File	$1.00
362	Other Fixed Expenses 2019	Underwriting File	$1.00
363	Other Fixed Expenses 2020	Underwriting File	$1.00
364	Other Fixed Expenses 2021	Underwriting File	$1.00
365	Other Fixed Expenses 2022	Underwriting File	$1.00
366	Other Fixed Expenses 2023	Underwriting File	$1.00
367	Other Fixed Expenses January 2024 TTM	Underwriting File	$1.00
368	Other Fixed Expenses Sponsor 2024 Budget	Underwriting File	$1.00
369	Other Fixed Expenses UW	Underwriting File	$1.00
370	Total Fixed and Other Expenses 2018	Underwriting File	$1.00
371	Total Fixed and Other Expenses 2019	Underwriting File	$1.00
372	Total Fixed and Other Expenses 2020	Underwriting File	$1.00
373	Total Fixed and Other Expenses 2021	Underwriting File	$1.00
374	Total Fixed and Other Expenses 2022	Underwriting File	$1.00
375	Total Fixed and Other Expenses 2023	Underwriting File	$1.00
376	Total Fixed and Other Expenses January 2024 TTM	Underwriting File	$1.00
377	Total Fixed and Other Expenses Sponsor 2024 Budget	Underwriting File	$1.00
378	Total Fixed and Other Expenses UW	Underwriting File	$1.00
379	Net Operating Income 2018	Underwriting File	$1.00
380	Net Operating Income 2019	Underwriting File	$1.00
381	Net Operating Income 2020	Underwriting File	$1.00
382	Net Operating Income 2021	Underwriting File	$1.00
383	Net Operating Income 2022	Underwriting File	$1.00
384	Net Operating Income 2023	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	16

HTL 2024-T53	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
385	Net Operating Income January 2024 TTM	Underwriting File	$1.00
386	Net Operating Income Sponsor 2024 Budget	Underwriting File	$1.00
387	Net Operating Income UW	Underwriting File	$1.00
388	FF&E 2018	Underwriting File	$1.00
389	FF&E 2019	Underwriting File	$1.00
390	FF&E 2020	Underwriting File	$1.00
391	FF&E 2021	Underwriting File	$1.00
392	FF&E 2022	Underwriting File	$1.00
393	FF&E 2023	Underwriting File	$1.00
394	FF&E January 2024 TTM	Underwriting File	$1.00
395	FF&E Sponsor 2024 Budget	Underwriting File	$1.00
396	FF&E UW	Underwriting File	$1.00
397	Net Cash Flow 2018	Underwriting File	$1.00
398	Net Cash Flow 2019	Underwriting File	$1.00
399	Net Cash Flow 2020	Underwriting File	$1.00
400	Net Cash Flow 2021	Underwriting File	$1.00
401	Net Cash Flow 2022	Underwriting File	$1.00
402	Net Cash Flow 2023	Underwriting File	$1.00
403	Net Cash Flow January 2024 TTM	Underwriting File	$1.00
404	Net Cash Flow Sponsor 2024 Budget	Underwriting File	$1.00
405	Net Cash Flow UW	Underwriting File	$1.00

* The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	17

HTL 2024-T53	EXHIBIT B
Recalculation Methodology

Exhibit B – Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
22	Flag Term Remaining	Quotient of the count of the (i) number of days between the Cut-off Date and respective Flag Expiration Date and (ii) 365.
33	Mortgage Loan Closing Date Balance per Key	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Total Units.
34	% of Mortgage Loan Closing Date Balance	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) the aggregate Mortgage Loan Closing Date Balance of the Collateral.
35	Mortgage Loan Maturity Date Balance	Set equal to the Mortgage Loan Closing Date Balance.
38	Individual As-Is Appraised Value per Key	Quotient of (i) Individual As-Is Appraised Value and (ii) Total Units.
41	Individual Stabilized Appraised Value per Key	Quotient of (i) Individual Stabilized Appraised Value and (ii) Total Units.
44	Portfolio Appraised Value per Key	Quotient of (i) Portfolio Appraised Value and (ii) Total Units.
45	Portfolio Appraised Value Premium	Difference between (i) quotient of (a) Portfolio Appraised Value and (b) Individual As-Is Appraised Value, and (ii) 1.
48	Portfolio Stabilized Appraised Value per Key	Quotient of (i) Portfolio Stabilized Appraised Value and (ii) Total Units.
49	Portfolio Stabilized Appraised Value Premium	Difference between (i) quotient of (a) Portfolio Stabilized Appraised Value and (b) Individual Stabilized Appraised Value, and (ii) 1.
61	Monthly Mortgage Loan Debt Service Payment	Quotient of (i) Annual Mortgage Loan Debt Service Payment and (ii) 12.
62	Annual Mortgage Loan Debt Service Payment	Product of (i) Mortgage Loan Closing Date Balance, (ii) Mortgage Loan Interest Rate, and (iii) Interest Calculation (30/360 / Actual/360).
65	Seasoning	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date, to and inclusive of (ii) Closing Date.
66	Original Term to Maturity (Months)	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date through and including (ii) the Maturity Date.
67	Remaining Term to Maturity (Months)	Difference between (i) Original Term to Maturity (Months) and (ii) Seasoning.
70	Original IO Term (Months)	Set equal to the Original Term to Maturity (Months).
71	Remaining IO Term (Months)	Difference between (i) Original IO Term (Months) and (ii) Seasoning.
80	Mortgage Loan Closing Date LTV (Aggregate As-is Values)	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Individual As-Is Appraised Value.
81	Mortgage Loan Balloon LTV (Aggregate As-is Values)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) Individual As-Is Appraised Value.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	18

HTL 2024-T53	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
82	Mortgage Loan Closing Date LTV (Aggregate Stabilized Values)	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Individual Stabilized Appraised Value.
83	Mortgage Loan Balloon LTV (Aggregate Stabilized Values)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) Individual Stabilized Appraised Value.
84	Mortgage Loan Closing Date LTV (Portfolio Value)	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Portfolio Appraised Value.
85	Mortgage Loan Balloon LTV (Portfolio Value)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) Portfolio Appraised Value.
86	Mortgage Loan Closing Date LTV (Portfolio Stabilized Value)	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Portfolio Stabilized Appraised Value.
87	Mortgage Loan Balloon LTV (Portfolio Stabilized Value)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) Portfolio Stabilized Appraised Value.
88	Mortgage Loan UW NOI Debt Yield	Quotient of (i) Net Operating Income UW and (ii) Mortgage Loan Closing Date Balance.
89	Mortgage Loan UW NCF Debt Yield	Quotient of (i) Net Cash Flow UW and (ii) Mortgage Loan Closing Date Balance.
90	Mortgage Loan UW NOI DSCR	Quotient of (i) Net Operating Income UW and (ii) Annual Mortgage Loan Debt Service Payment.
91	Mortgage Loan UW NCF DSCR	Quotient of (i) Net Cash Flow UW and (ii) Annual Mortgage Loan Debt Service Payment.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	19